Receivables, net and Contract assets and liabilities - Contract assets and Contract liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables, net and Contract assets and liabilities
Contract assets	$ 985	$ 1,025	$ 1,082
Contract liabilities	1,903	1,719	$ 1,707
Significant changes in the Contract assets and Contract liabilities balances
Revenue recognized, which was included in the Contract liabilities balance at Jan 1, 2020/2019	(1,011)	(1,158)
Additions to Contract liabilities - excluding amounts recognized as revenue during the period	1,129	1,255
Receivables recognized that were included in the Contract assets balance at Jan 1, 2020/2019	$ (680)	$ (786)